CONSOLIDATED STATEMENT OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENT OF INCOME
Revenue	$ 607,356	$ 1,558,640	$ 1,426,145
Cost of services	(653,583)	(1,138,425)	(971,425)
Gross (loss) / profit	(46,227)	420,215	454,720
Selling, general and administrative expenses	(101,775)	(168,291)	(171,899)
Impairment loss	(62,268)	(42,801)
Other operating income	54,105	17,259	20,207
Other operating expense	(7,533)	(2,747)	(4,054)
Operating (loss) / income	(163,698)	223,635	298,974
Share of loss in associates	(6,159)	(5,353)	(4,146)
(Loss) / Income before financial results and income tax	(169,857)	218,282	294,828
Financial income	35,697	51,889	76,281
Financial loss	(215,496)	(233,521)	(331,147)
Inflation adjustment	(26,532)	(25,391)	(36,460)
(Loss) / Income before income tax	(376,188)	11,259	3,502
Income tax	14,295	(17,079)	(14,101)
Loss for the year	(361,893)	(5,820)	(10,599)
Attributable to:
Owners of the parent	(253,053)	9,099	7,125
Non-controlling interest	(108,840)	(14,919)	(17,724)
Loss for the year	$ (361,893)	$ (5,820)	$ (10,599)
Earnings per share attributable to the owners of the parent
Weighted average number of shares (thousands)	160,022	160,022	158,848
Basic and diluted earnings per share (In dollars per share)	$ (1.58)	$ 0.06	$ 0.04